Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Information about Groups Exposure to Credit Risk and Expected Credit Loss for Account Receivables

For individual subscribers and general corporate customers

	Expected loss rate %	Gross carrying amount	Loss allowance
Current (not past due)	7%	3,202	(212)
1 - 90 days past due	50%	1,395	(702)
91 - 180 days past due	90%	862	(776)
More than 180 days past due	100%	2,188	(2,188)

		7,647	(3,878)

For major corporate customers

	Expected loss rate %	Gross carrying amount	Loss allowance
Current (not past due)	4%	7,539	(286)
Within 1 year past due	13%	3,141	(404)
1 - 2 years past due	47%	1,063	(500)
2 - 3 years past due	88%	549	(485)
More than 3 years past due	96%	1,203	(1,156)

		13,495	(2,831)

Accounts receivables [member]
Statement [LineItems]
Summary of Accounts Receivable

	2017	2018
Accounts receivable	19,174	21,142
Less: Credit loss allowance	(5,210)	(6,709)

	13,964	14,433

Summary of Aging Analysis of Accounts Receivable

The aging analysis of accounts receivable, based on the billing date and net of credit loss allowance, is as follows:

	2017	2018
Within one month	7,184	8,158
More than one month to three months	2,763	2,285
More than three months to one year	2,737	2,843
More than one year	1,280	1,147

	13,964	14,433

Summary of Receivables Past Due but not Impaired

2017
More than one month to three months	926
More than three months to one year	105
More than one year	283

1,314

Summary of Movement in Allowance for Doubtful Debts

The movement in the credit loss allowance in respect of accounts receivable during the year, is as follows:

	2016	2017	2018
Balance, beginning of year	4,910	5,466	5,210
Impact on initial application of IFRS 9 (2014) (Note2.2(c) (ii))	—	—	1,118
Allowance for the year	3,999	3,325	3,300
Written-off during the year	(3,443)	(3,581)	(2,919)

Balance, end of year	5,466	5,210	6,709